RELATED PARTY TRANSACTIONS - Founder Shares (Details)		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 11, 2020 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $			$ 25,000
Founder Shares [Member] | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued	5,750,000
Aggregate purchase price | $	$ 25,000
Share dividend		0.1
Aggregate number of shares owned		6,325,000	6,325,000
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares [Member] | Sponsor | Class B Common Stock | Over-allotment option
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture				75,000	75,000
NumberOfSharesNoLongerSubjectToForfeiture					0
Number Of Shares No Longer Subject To Forfeiture				0